LOANS AND ADVANCES TO CUSTOMERS, NET - Loans and financial leasing operating portfolio (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
LOANS AND ADVANCES TO CUSTOMERS, NET
Loans and advances to customers	$ 263,274,170	$ 237,728,544
Percentage of revaluation of Colombian peso against US Dollar	15.36%
Gross carrying amount
LOANS AND ADVANCES TO CUSTOMERS, NET
Loans and advances to customers	$ 279,453,908	253,951,647
Allowance
LOANS AND ADVANCES TO CUSTOMERS, NET
Loans and advances to customers	(16,179,738)	(16,223,103)	$ (15,479,640)	$ (15,864,482)
Commercial | Gross carrying amount
LOANS AND ADVANCES TO CUSTOMERS, NET
Loans and advances to customers	153,252,811	134,687,396
Commercial | Allowance
LOANS AND ADVANCES TO CUSTOMERS, NET
Loans and advances to customers	(7,259,230)	(6,290,266)	(7,270,305)	(7,813,023)
Consumer | Gross carrying amount
LOANS AND ADVANCES TO CUSTOMERS, NET
Loans and advances to customers	55,815,683	54,591,769
Consumer | Allowance
LOANS AND ADVANCES TO CUSTOMERS, NET
Loans and advances to customers	(6,497,777)	(7,717,038)	(6,047,135)	(5,305,267)
Mortgage | Gross carrying amount
LOANS AND ADVANCES TO CUSTOMERS, NET
Loans and advances to customers	41,741,601	36,250,408
Mortgage | Allowance
LOANS AND ADVANCES TO CUSTOMERS, NET
Loans and advances to customers	(1,235,177)	(1,023,206)	(1,024,091)	(1,061,058)
Financial Leases | Gross carrying amount
LOANS AND ADVANCES TO CUSTOMERS, NET
Loans and advances to customers	27,291,604	27,277,057
Financial Leases | Allowance
LOANS AND ADVANCES TO CUSTOMERS, NET
Loans and advances to customers	(1,088,272)	(1,024,575)	(1,013,074)	(1,521,067)
Small Business Loans | Gross carrying amount
LOANS AND ADVANCES TO CUSTOMERS, NET
Loans and advances to customers	1,352,209	1,145,017
Small Business Loans | Allowance
LOANS AND ADVANCES TO CUSTOMERS, NET
Loans and advances to customers	$ (99,282)	$ (168,018)	$ (125,035)	$ (164,067)